Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ (1,454)	€ 936	€ 153
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	36,638	35,348	35,260
Cash flows	(1,476)	1,038	(663)
Changes in the scope of consolidation	483	10	(41)
Foreign exchange movement	(104)	18	644
Other	452	222	148
Balance at end of period	35,993	36,638	35,348
TDIRA [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	638	636	636
Other	4	2
Balance at end of period	643	638	636
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	29,943	29,010	29,848
Cash flows	(979)	813	(1,385)
Foreign exchange movement	(54)	88	599
Other	9	32	(52)
Balance at end of period	28,919	29,943	29,010
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	3,309	3,206	3,671
Cash flows	(117)	135	(496)
Changes in the scope of consolidation	147	6
Foreign exchange movement	(16)	(28)	27
Other	16	(11)	3
Balance at end of period	3,339	3,309	3,206
Debt relating to financed assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	316	245	295
Cash flows	(117)	(97)	(80)
Other	212	168	30
Balance at end of period	411	316	245
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,072	389	31
Cash flows	(487)	684	358
Balance at end of period	586	1,072	389
NEU Commercial Paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,004	1,457	555
Cash flows	235	(456)	903
Other	8	3	(1)
Balance at end of period	1,247	1,004	1,457
Bank Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	250	342	154
Cash flows	15	(39)	173
Foreign exchange movement	(31)	(46)	15
Other		(7)
Balance at end of period	234	250	342
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	105	64	70
Cash flows	(26)	(1)	(136)
Changes in the scope of consolidation	336	4	(41)
Foreign exchange movement	(3)	4	3
Other	202	35	168
Balance at end of period	615	105	64
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(1,069)	(405)	510
Cash flows	5	(91)	201
Foreign exchange movement	59	(213)	(457)
Other	326	(360)	(659)
Balance at end of period	(678)	(1,069)	(405)
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(38)	(27)	(642)
Cash flows	17	(12)	615
Balance at end of period	€ (21)	€ (38)	€ (27)